UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-21190

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

(Exact name of registrant as specified in charter)

527 Madison Avenue-16th Floor

New York, NY  10022

(Address of principal executive offices) (Zip code)

Marie Noble

SkyBridge Capital II, LLC

527 Madison Avenue-16th Floor

New York, NY  10022

(Name and address of agent for service)

                Registrant’s telephone number, including area code:  (212) 485-3100

Date of fiscal year end:   March 31

Date of reporting period:   September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SkyBridge

Multi-Adviser Hedge Fund Portfolios LLC

Semi-Annual Report

September 30, 2013

(Unaudited)

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Statement of Assets and Liabilities

September 30, 2013 (Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $3,263,658,758)	$4,212,163,792
Cash	15,935,504
Receivable for redemptions from Investment Funds	252,066,537
Investments in Investment Funds paid in advance	95,000,000
Other assets	280,431

Total assets	4,575,446,264

Liabilities

Contributions received in advance	110,214,492
Redemptions payable	44,934,120
Management fee payable	5,580,288
Professional fees payable	317,980
Directors’ fees payable	78,875
Accounts payable and other accrued expenses	604,367

Total liabilities	161,730,122

Shareholders’ Capital (3,589,529.917 Shares Outstanding)	$4,413,716,142

Net asset value per share	$1,229.61

Composition of Shareholders’ Capital

Paid-in capital	$4,161,951,302
Accumulated net investment loss	(161,122,629)
Accumulated net realized loss on investment transactions	(535,617,565)
Accumulated net unrealized appreciation on investments	948,505,034

Shareholders’ Capital	$4,413,716,142

See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments

September 30, 2013 (Unaudited)

			% of
			Shareholders’
	Cost	Fair Value	Capital
Investments in Investment Funds
Directional Equity
Artis Partners 2X Ltd. - Class K2 - d	$923,085	$142,688	0.00%*
East Side Capital Offshore, Ltd. - b	30,700,000	42,973,291	0.98
Frontpoint Onshore Healthcare Flagship Enhanced Fund, L.P. - d	8,574	8,200	0.00*
Omega Capital Investors, L.P. - b	20,000,000	20,553,605	0.47
Passport Global Strategies III, Ltd. - d	1,373,173	342,189	0.01
Passport II, L.P. - b	34,000,000	36,714,970	0.83
Tao L Holdings, Ltd. - d	3,358	60,238	0.00*
Zaxis Institutional Partners, LP - a	30,000,000	32,815,083	0.74

Total Directional Equity	117,008,190	133,610,264	3.03

Directional Macro
Drawbridge Global Macro Fund Ltd and Subsidiary - Side Pocket 11 - d	7,052	6,651	0.00*
Drawbridge Global Macro Fund Ltd and Subsidiary - Side Pocket 12 - d	202,489	99,320	0.01
Drawbridge Global Macro Fund Ltd and Subsidiary - Side Pocket 4 - d	94,297	78,340	0.00*
Drawbridge Global Macro Fund Ltd and Subsidiary - Side Pocket 5 - d	19,750	1,069	0.00*
Drawbridge Global Macro Fund Ltd and Subsidiary - Side Pocket 6 - d	29,388	—	0.00*
Drawbridge Global Macro Fund Ltd and Subsidiary - Side Pocket 7 - d	8,184	40,439	0.00*
Drawbridge Global Macro Fund Ltd and Subsidiary - Side Pocket Reserve - d	19,526	19,750	0.00*

Total Directional Macro	380,686	245,569	0.01

Event Driven
Axonic Credit Opportunities Fund L.P. - b	66,000,000	84,804,326	1.92
Axonic Credit Opportunities Overseas Fund, Ltd. - b	112,000,000	134,748,902	3.05
Carrington Investment Partners ( US ), L.P. - d	10,625,967	2,069,488	0.05
CPIM Structured Credit Fund 1000 Inc. - d	481,675	95,690	0.00*
CPIM Structured Credit Fund 1500 Inc. - d	490,915	86,994	0.00*
Ellington Credit Opportunities Partners, L.P. - b,e	40,000,000	41,906,889	0.95
GoldenTree Offshore Fund, Ltd. - Class C - b	9,054,500	10,324,394	0.23
GoldenTree Offshore Fund, Ltd. - Side pocket 8 - d	945,500	1,190,122	0.03
Harbinger Class L Holdings (Cayman), Ltd. - d	126,402	272,060	0.01
Harbinger Class LS Holdings I (Cayman), Ltd. - d	2,521,662	319,224	0.01
Harbinger Class PE Holdings (Cayman), Ltd. - d	5,222,526	2,187,782	0.05
Jana Nirvana Fund L.P. - b	142,000,000	150,666,189	3.41
Jana Nirvana Offshore Fund Ltd. - b	10,000,000	10,361,787	0.23
JLP Credit Opportunity Cayman Fund Ltd. - b	19,172,747	24,139,686	0.55
JLP Credit Opportunity Fund L.P. - b	48,000,000	61,452,234	1.39
LLSD L.P. - c	24,500,000	24,497,546	0.55
LLSOF L.P. - c	5,600,000	5,599,439	0.13
Marathon Distressed Subprime Fund (Cayman), Ltd. - d	5,013	13,528	0.00*
Marathon Distressed Subprime Fund, L.P. - d	18,465	19,825	0.00*
Marathon European Credit Opportunity Fund, L.P. - c	66,000,000	69,375,354	1.57
Marathon Securitized Credit Fund, Ltd. - b,e	123,582,092	158,837,049	3.60
Marathon Special Opportunity Fund Ltd. - Class SP 10 - d	628,959	518,395	0.01
Marathon Structured Finance Fund Ltd. - Class D Series 1 - d	1,988,395	4,170,377	0.09
Metacapital Mortgage Value Fund, L.P. - b,e	9,375,000	10,512,917	0.24
Paulson Partners Enhanced LP - g	91,000,000	93,029,958	2.11
Paulson Recovery Fund Ltd. - b,e	20,000,000	20,710,309	0.47
Paulson Recovery Fund, L.P. - b,e	409,995,226	472,421,769	10.70
Pine River Fixed Income Fund L.P. - b,e	91,766,821	144,373,271	3.27
Pine River Fixed Income Fund L.T.D. - b,e	66,189,041	91,841,802	2.08
Premium Point Mortgage Credit Fund, L.P. - b	42,000,000	50,777,885	1.15
Premium Point Offshore Mortgage Credit Fund, Ltd. - b	172,300,000	188,344,845	4.27
Seer Capital Partners Fund L.P. - b	116,200,000	143,184,129	3.24
Seer Capital Partners Offshore Fund Ltd. - b	74,000,000	81,058,617	1.84
Solus LLC - b,f	51,940,696	53,191,628	1.21
Solus Recovery Fund II L.P. - Class A - c	11,200,000	11,762,590	0.27
Solus Recovery Fund II Offshore L.P. - Class A - c	15,400,000	16,169,303	0.37

See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

			% of
			Shareholders’
	Cost	Fair Value	Capital
Investments in Investment Funds (continued)

Event Driven (continued)
Solus Recovery Fund L.P. - c	$19,108,508	$21,793,854	0.49%
Solus Recovery Fund Offshore L.P. - c	10,864,805	12,403,470	0.28
Stark Investments Structured Finance Onshore Fund - d	899,257	794,296	0.02
Third Point Hellenic Recovery US Feeder Fund L.P. - c	8,787,950	8,388,645	0.19
Third Point Ultra, Ltd. - b	282,211,018	416,332,566	9.43
Waterfall Eden Fund, L.P. - b,e	32,000,000	35,031,950	0.79
Waterfall Eden Fund, Ltd. - b,e	20,000,000	21,120,133	0.48
York Credit Opportunities Fund, L.P. - b	15,750,000	21,567,489	0.49
York Credit Opportunities Unit Trust - b	2,500,000	4,241,332	0.10

Total Event Driven	2,252,453,140	2,706,710,038	61.32

Relative Value
Discus Non-US Side Holdings Ltd. - Class S - d	237,387	234,373	0.01
EJF Debt Opportunities Fund, L.P. - b	86,500,000	113,367,023	2.57
EJF Debt Opportunities Offshore Fund, Ltd. - b	213,600,000	252,558,141	5.72
Metacapital Mortgage Opportunities Fund, L.P. - b,e	33,040,227	52,979,299	1.20
Metacapital Mortgage Opportunities Fund, L.P. Class B - b,e	21,750,000	23,697,420	0.54
Metacapital Mortgage Opportunities Fund, Ltd. Class B - b,e	150,500,000	230,739,565	5.23
Metacapital Mortgage Opportunities Fund, Ltd. Class E - b,e	27,000,000	36,544,964	0.83
Metacapital Rising Rates Fund, L.P. - b	15,000,000	14,797,879	0.33
Midway Market Neutral Fund LLC - a	41,594,057	55,000,586	1.24
Midway Market Neutral International Fund, Ltd. - a	70,597,373	93,025,755	2.11
Providence MBS Fund, L.P. - b	98,400,000	165,916,018	3.76
Sola 1 Class SP - d	593,666	477,527	0.01
Structured Service Holdings (Offshore), Ltd. - a	93,563,262	183,290,476	4.15
Structured Service Holdings, L.P. - a	41,440,770	148,968,895	3.37

Total Relative Value	893,816,742	1,371,597,921	31.07

Total Investments in Investment Funds	$3,263,658,758	$4,212,163,792	95.43

Other Assets, less Liabilities		201,552,350	4.57

Shareholders’ Capital		$4,413,716,142	100.00%

Note: Investments in underlying Investment Funds are categorized by investment strategy.

*	Amounts are less than 0.005%.
a	Redemptions permitted monthly.
b	Redemptions permitted quarterly.
c	Term vehicles with multi-year hard lock, subject to periodic distributions. The Company held $169,990,201 (4.04% of total Investments in Investment Funds) of term vehicles at September 30, 2013.
d	Illiquid, redeemable only when underlying investment is realized or converted to regular interest in Investment Fund. The Company held $13,248,565 (0.31% of total Investments in Investment Funds) of illiquid investments at September 30, 2013.
e	Subject to gated redemptions.
f	Subject to a current lock-up on liquidity provisions on a greater than quarterly basis.
g	Redemptions permited semi-annually.

See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Statement of Operations

Six Months Ended September 30, 2013 (Unaudited)

Investment income
Interest income	$6,022

Total investment income	6,022

Expenses
Management fee	30,678,312
Administration fees	1,942,807
Risk monitoring fees	1,098,605
Filing fees	904,042
Professional fees	749,869
Custodian fees	335,053
Excise tax	250,372
Interest expense	115,000
Directors’ fees and expenses	36,625
Miscellaneous expenses	749,632

Total expenses	36,860,317

Net investment loss	(36,854,295)

Net realized gain/(loss) and net change in unrealized appreciation/depreciation on investments in Investment Funds

Net realized gain/(loss) on sales of investments in Investment Funds	91,176,868
Net change in unrealized appreciation/depreciation on investments in Investment Funds	53,948,435

Net realized and unrealized gain on investments in Investment Funds	145,125,303

Net increase in Shareholders’ capital from operations	$108,271,008

See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Statements of Changes in Shareholders’ Capital

	Six Months
	Ended
	September 30,	Year Ended
	2013	March 31, 2013
	(Unaudited)
Operations

Net investment loss	$(36,854,295)	$(55,092,807)
Net realized gain/(loss) on sales of investments in Investment Funds	91,176,868	44,684,033
Net change in unrealized appreciation/depreciation on investments in Investment Funds	53,948,435	531,632,816

Net Increase in Shareholders’ Capital from Operations	108,271,008	521,224,042

Distributions to Shareholders

Distributions from net investment income	–	(339,498,317)

Decrease in Shareholders’ Capital from Distributions to Shareholders	–	(339,498,317)

Shareholders’ Capital Transactions

Capital contributions	841,706,984	914,730,463
Reinvestment of distributions	–	319,025,400
Capital redemptions	(86,786,888)	(171,190,702)

Increase in Shareholders’ Capital from Capital Transactions	754,920,096	1,062,565,161

Shareholders’ Capital at beginning of period	3,550,525,038	2,306,234,152

Shareholders’ Capital at end of year (3,589,529.917 and 2,965,252.746 shares outstanding at September 30, 2013 and March 31, 2013, respectively)	$4,413,716,142	$3,550,525,038

Accumulated Net Investment Income/(Loss)	$(161,122,629)	$(124,268,334)

See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Statement of Cash Flows

Six Months Ended September 30, 2013 (Unaudited)

Cash flows from operating activities

Net increase in Shareholders’ capital from operations	$108,271,008
Adjustments to reconcile net increase in Shareholders’ capital from operations to net cash used in operating activities:
Purchases of investments in Investment Funds	(1,031,505,366)
Proceeds from disposition of investments in Investment Funds	327,771,971
Net realized (gain)/loss on sales of investments in Investment Funds	(91,176,868)
Net change in unrealized appreciation/depreciation on investments in Investment Funds	(53,948,435)
Changes in operating assets and liabilities:
Increase in other assets	(197,704)
Increase in management fee payable	1,077,109
Decrease in professional fees payable	(236,453)
Increase in directors’ fees payable	36,625
Decrease in excise tax fees payable	(961,667)
Increase in accounts payable and other accrued expenses	104,186

Net cash used in operating activities	(740,765,594)

Cash flows from financing activities
Capital contributions	814,238,249
Capital redemptions	(88,506,387)
Proceeds from loan payable	173,000,000
Payments for loan payable	(173,000,000)

Net cash provided by financing activities	725,731,862

Net decrease in cash	(15,033,732)

Cash at beginning of period	30,969,236

Cash at end of period	$15,935,504

Supplemental disclosure of non-cash financing activities:

Decrease in contributions received in advance	$(27,468,735)

Decrease in redemptions payable	$(1,719,499)

Supplemental disclosure of cash flow information:

Interest paid during the period	$115,000

See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Financial Highlights

	Six Months Ended September 30, 2013 (Unaudited)
		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
		March 31,	March 31,	March 31,	March 31,	March 31,
		2013	2012	2011	2010	2009

Net Asset Value per Share, beginning of period:	$1,197.38	$1,123.76	$1,131.95	$1,065.34	$1,005.77	$1,216.46
Income (loss) from investment operations:
Net investment loss*	(10.89)	(22.45)	(20.12)	(21.47)	(22.13)	(29.47)
Net realized and unrealized gain/(loss) on investments	43.12	233.82	30.32	206.41	247.91	(153.56)

Total from investment operations	32.23	211.37	10.20	184.94	225.78	(183.03)

Distributions from net investment income	–	(137.75)	(18.39)	(118.33)	(166.21)	–
Distributions from net realized gains	–	–	–	–	–	(27.66)

Total distributions	–	(137.75)	(18.39)	(118.33)	(166.21)	(27.66)

Net Asset Value per Share, end of period:	$1,229.61	$1,197.38	$1,123.76	$1,131.95	$1,065.34	$1,005.77

Total Return**	2.69%	19.44%	1.01%	17.92%	23.21%	(15.05%)

Ratios/Supplemental Data:

Shareholders’ capital, end of period	$4,413,716,142	$3,550,525,038	$2,306,234,152	$1,237,959,462	$665,791,326	$515,528,823

Portfolio turnover	13.09%	19.99%	19.66%	38.53%	38.58%	41.45%

Ratio of expenses to average Shareholders’ capital***, ****	1.79%(a)	1.88%	1.78%	1.90%	2.04%	2.63%

Ratio of net investment income (loss) to average Shareholders’ capital***, ****	(1.79%)(a)	(1.88%)	(1.78%)	(1.90%)	(2.04%)	(2.62%)

The above ratios and total return may vary for individual investors based on the timing of capital transactions during the period.

(a)	Annualized.

*	Per share data of income (loss) from investment operations is computed using the total of monthly income and expense divided by beginning of month shares.

**	The total return for periods less than one year have not been annualized.
***

The ratios of expenses and net investment loss to average Shareholders’ capital do not include the impact of expenses and incentive allocations or incentive fees related to the underlying Investment Funds or the impact of any placement fees paid by the Shareholder.

****

The Company periodically incurs subscription and redemption fees related to transactions with underlying investment funds. For the period ended September 30, 2013, the Company did not incur any redemption fees. In 2012 and 2011, these fees were immaterial and therefore had no impact on the aforementioned ratios. For the years ended March 31, 2013, March 31, 2010 and March 31, 2009, the Company incurred redemption fees of $1,319,115, $328,671 and $2,199,068, respectively. Had the Company not incurred these fees, the ratio of expenses to average Shareholders’ capital and the ratio of net investment income (loss) to average Shareholders’ capital would have been 1.84% and (1.84)% for the year ended March 31, 2013, 1.99% and (1.98)% for the year ended March 31, 2010 and 2.30% and (2.29)% for the year ended March 31, 2009, respectively.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements

September 30, 2013 (Unaudited)

1.	Organization

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (formerly known as Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC) (the “Company”) was organized as a Delaware Limited Liability Company on August 16, 2002. The Company is registered under the Investment Company Act of 1940 as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Company is also registered under the Securities Act of 1933 as amended (the “1933 Act”).

The investment objective of the Company is to achieve capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third-party investment managers (“Investment Managers”) that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leverage or short-side positions to take advantage of perceived inefficiencies across the global markets, often referred to as “alternative” strategies. Because the Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of the Company can be described as a fund of hedge funds.

Shares of the Company (“Shares”) are sold to eligible investors (referred to as “Shareholders”). The minimum initial investment in the Company from each Shareholder is $25,000; the minimum additional investment is $10,000.

SkyBridge Capital II, LLC (the “Adviser”), a Delaware limited liability company, serves as the Company’s investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of the Company’s assets to various Investment Funds. Under the Company’s governing documents, the Company has delegated substantially all authority to oversee the management of the operations and assets of the Company to the Board of Directors.

2.	Significant Accounting Policies

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.    Portfolio Valuation

The Company has formal valuation procedures approved by the Board of Directors. The Adviser performs its duties under the procedures principally through an internal valuation body, which meets at least monthly. The Valuation Committee, which is a committee within the Board of Directors, receives valuation reports from the Adviser on a quarterly basis and determines if valuation procedures are operating as expected.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

Investments in Investment Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements, offering memoranda and such negotiated “side letter” or similar arrangements as the Adviser may have entered into with the Investment Fund on behalf of the Company. The Company’s investments in the Investment Funds are carried at fair value as determined by the Company’s interest in the net assets of each Investment Fund.

Prior to investing in any Investment Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Investment Fund and will perform ongoing monitoring due diligence. The results of ongoing, post-investment diligence reviews are used to assess the reasonableness of continued reliance on the valuations reported by the Investment Funds. Net asset value (“NAV”) supplied by Investment Funds are net of management and performance incentive fees or other allocations payable to the Investment Funds’ managers as required by the Investment Funds’ agreements. Each Investment Manager to which the Adviser allocates assets will charge the Company, as an investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation in the form of an incentive fee. The asset-based fees of the Investment Managers are generally expected to range from 1% to 4% annually of the net assets under their management and the incentive fee is generally expected to range from 10% to 25% of net profits annually. These management and incentive fees are accounted for in the valuations of the Investment Funds and are neither included in the management fee reflected in the Statement of Operations nor in expenses and net investment loss ratios reflected in Financial Highlights.

The Company may invest in Investment Funds that may designate certain investments within those Investment Funds, typically those that are especially illiquid and/or hard to value, as “special situation” (often called “Side-Pocket”) investments with additional redemption limitations. Such a Side-Pocket is, in effect, similar to a private equity fund that requires its investors to remain invested for the duration of the fund and distributes returns on the investment only when liquid assets are generated within the fund, typically through the sale of the fund’s illiquid assets in exchange for cash.

As a general matter, the fair value of the Company’s investment in an Investment Fund represents the amount that the Company can reasonably expect to receive if the Company’s investment was sold at its reported net asset value. Determination of fair value involves subjective judgment and amounts ultimately realized may vary from estimated values. The Investment Funds generally provide for periodic redemptions ranging from monthly to quarterly, subject to various lock-up on liquidity provisions and redemption gates. Investment Funds generally require advance notice of a Shareholder’s intent to redeem its interest, and may, depending on the Investment Funds’ governing agreements, deny or delay a redemption request. The Company considers whether a liquidity discount on any Investment Fund should be taken due to redemption restrictions or suspensions by the Investment Fund. No liquidity discount was applied when determining the fair value of the Investment Funds as of September 30, 2013. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements. The Investment Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

b.	Net Asset Value Determination

The net asset value of the Company is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

Retroactive adjustments to the Company’s net asset value might be made after the valuation date, based on information which becomes available after that valuation date, which could impact the net asset value per share at which Shareholders purchase or sell Company Shares. For example, fiscal year-end net asset values of an Investment Fund may be revised as a result of a year-end audit performed by the independent auditors of that Investment Fund. Other adjustments to the Company’s net asset value may also occur from time to time, such as from the misapplication by the Company or its agents of the valuation policies described in the Company’s valuation procedures.

Retroactive adjustments to the Company’s net asset value, which are caused by adjustments to the Investment Funds values or by a misapplication of the Company’s valuation policies, that are able to be made within 90 days of the valuation date(s) to which the adjustment would apply will be made automatically unless determined to be de minimis. Other potential retroactive adjustments, regardless of whether their impact increases or decreases the Company’s net asset value, will be made only if they both (i) are caused by a misapplication of the Company’s valuation policies and (ii) deemed to be material. All retroactive adjustments are reported to the Company’s Valuation Committee and to affected Shareholders.

The Company follows a policy which permits revisions to the number of Shares purchased or sold by Shareholders due to retroactive adjustments made under the circumstances described above which occur within 90 days of the valuation date. In circumstances where a retroactive adjustment is not made under the circumstances described above, Shares purchased or sold by Shareholders will not be adjusted. As a result, to the extent that the subsequent impact of the event which was not adjusted adversely affects the Company’s net asset value, the outstanding Shares of the Company will be adversely affected by prior repurchases made at a net asset value per Share higher than the adjusted value. Conversely, any increases in net asset value per Share resulting from such subsequent impact will be to the benefit of the holders of the outstanding Shares of the Company and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value per Share lower than the post-impact value. New Shareholders may be affected in a similar way, because the same principles apply to the purchase of Shares.

c.    Income Recognition and Expenses

Interest income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred. Income, expenses and realized and unrealized gains and losses are recorded monthly.

The change in an Investment Fund’s net asset value is included in net change in unrealized appreciation/depreciation on investments in Investment Funds on the Statement of Operations. The Company accounts for realized gains and losses from Investment Fund transactions based on the pro-

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

rata ratio of the fair value and cost of the underlying investment at the date of redemption. For tax purposes, the Company uses the cost recovery method with respect to sales of Investment Funds that are classified as partnerships for U.S. federal tax purposes, and the first-in-first-out method with respect to sales of investment funds that are classified as corporations for U.S. federal tax purposes.

The Company bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Company’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board of Directors.

d.    Income Taxes

The Company became a corporation that is taxed as a regulated investment company (“RIC’) as of October 1, 2005. The Company operated as a partnership from inception through September 30, 2005.

It is the Company’s intention to meet the requirements of the Internal Revenue Code applicable to RICs and distribute substantially all of its taxable net investment income and capital gains, if any, to Shareholders each year. While the Company intends to distribute substantially all of its taxable net investment income and capital gains, in the manner necessary to avoid imposition of the 4% excise tax as described above, it is possible that some excise tax will be incurred. In such event, the Company will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements. The Company incurred an excise tax of $1,212,039 for the 2012 excise tax year, of which $250,372 was accrued in the period ended September 30, 2013 and is recognized on the Statement of Operations.

The Company has analyzed tax positions taken or expected to be taken in the course of preparing the Company’s tax return for all open tax years and has concluded, as of September 30, 2013, no provision for income tax is required in the Company’s financial statements. The Company’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended September 30, 2013, the Company did not incur any interest or penalties.

e.    Cash

Cash represents cash on deposit in interest bearing accounts. Cash held at financial institutions may exceed the amount insured by the Federal Deposit Insurance Corporation. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

f.   Use of Estimates and Reclassifications

The preparation of financial statements in conformity with GAAP requires management of the Company to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ materially.

3.	Fair Value Disclosures

The Company uses NAV as its measure of fair value of an investment in an Investment Fund when (i) the Company’s investment does not have a readily determinable fair value and (ii) the NAV of the Investment Fund is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the level at which the fair value measurement of the Company’s investments have been classified, the Company has assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date and the existence or absence of certain redemption restrictions at the measurement date.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Company discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

Level 1- Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;

Level 2- Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3- Inputs that are unobservable.

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine valuation based on their own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the investment strategies, their liquidity and redemption notice periods and any restrictions on the liquidity provisions of the investments in Investment Funds held by the Company as of September 30, 2013. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents which would be considered in fair value measurement and disclosure.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

Directional equity funds take long and short stock positions. The manager may attempt to profit from both long and short stock positions independently, or profit from the relative outperformance of long positions against short positions. The stock picking and portfolio construction process is usually based on bottom-up fundamental stock analysis, but may also include top-down macro-based views, market trends and sentiment factors. Directional equity managers may specialize by region (e.g., global, U.S., Europe or Japan) or by sector. No assurance can be given that the managers will be able to correctly locate profitable trading opportunities, and such opportunities may be adversely affected by unforeseen events. In addition, short selling creates the risk of loss if the security that has been sold short appreciates in value. Generally, the Investment Funds within this strategy have monthly and quarterly liquidity, and are subject to a 30 to 45 day notice period. Investment Funds in this strategy, representing less than 1 percent in this strategy, are illiquid side pocket investments with suspended redemptions. The remaining approximately 99 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

Directional macro strategies require well developed risk management procedures due to the frequent employment of leverage. Investment managers may trade futures, options on future contracts and foreign exchange contracts and may trade in diversified markets or focus on one market sector. Two types of strategies employed by directional macro managers are discretionary and systematic trading. Discretionary trading strategies seek to dynamically allocate capital to relatively short-term trading opportunities around the world. Directional strategies (seeking to participate in rising and declining markets when the trend appears strong and justified by fundamentals) and relative value approaches (establishing long positions in undervalued instruments and short positions in related instruments believed to be over valued) or in “spread” positions in an attempt to capture changes in the relationships between instruments. Systematic trading strategies generally rely on computerized trading systems or models to identify and capitalize on trends in financial and commodity markets. This systematic approach allows investment managers to seek to take advantage of price patterns in very large number of markets. The trading models may be focused on technical or fundamental factors or combination of factors. The Investment Funds in this strategy are illiquid side pocket investments with suspended redemptions and are classified as Level 3 investments.

Event driven strategies involve investing in opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcies, recapitalizations and share buybacks. Event driven strategies include “merger arbitrage” and “distressed securities”. Generally, the Investment Funds within this strategy have quarterly liquidity, subject to a 30 to 120 day notice period. Investment Funds in this strategy, representing less than 1 percent in this strategy, are illiquid side pocket investments with suspended redemptions and Investment Funds, representing approximately 6 percent in this strategy, are term vehicles with multi-year hard locks subject to periodic distributions, which are classified as Level 3 investments. Approximately 37 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after 12 months and as such, are classified as Level 3 investments. Approximately 2 percent of the Investment Funds in this strategy are classified as Level 3 due to a current lock-up on liquidity

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

provisions on a greater than quarterly basis. In addition, 3 percent of the Investment Funds in this strategy are classified as Level 3 investments due to semi-annual liquidity. The remaining approximately 51 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

Relative value strategies seek to take advantage of specific pricing anomalies, while also seeking to maintain minimal exposure to systematic market risk. This may be achieved by purchasing one security previously believed to be undervalued, while selling short another security perceived to be overvalued. Relative value arbitrage strategies include equity market neutral, statistical arbitrage, convertible arbitrage, and fixed income arbitrage. Some investment managers classified as multi-strategy relative value arbitrage use a combination of these substrategies. Generally, the Investment Funds within this strategy have monthly to quarterly liquidity, subject to a 30 to 90 day notice period. Investment Funds in this strategy, representing less than 1 percent in this strategy, are illiquid side pocket investments with suspended redemptions. Approximately 25 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after 12 months and as such, are classified as Level 3 investments. The remaining approximately 75 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

The Company follows the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the Company determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances.

The guidance also provides a list of factors to determine whether there has been a significant change in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used as of September 30, 2013, in valuing the Company’s assets carried at fair value:

Description	Total Fair Value at September 30, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Investment Funds
Directional Equity	$133,610,264	$—	$133,056,949	$553,315
Directional Macro	245,569	—	—	245,569
Event Driven	2,706,710,038	—	1,382,004,381	1,324,705,657
Relative Value	1,371,597,921	—	1,026,924,773	344,673,148
Total Investments in Investment Funds	$4,212,163,792	$—	$2,541,986,103	$1,670,177,689

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

	Directional Equity	Directional Macro	Event Driven	Relative Value	Total
Balance as of March 31, 2013	$25,527,092	$316,856	$1,061,400,705	$675,834,931	$1,763,079,584
Net realized gain / (loss)	80,129	(55,097)	71,244,031	2,198,790	73,467,853
Net change in unrealized appreciation /depreciation	2,567,589	28,445	24,559,806	(4,472,246)	22,683,594
Purchases	10,082,050	–	686,746,244	45,000,000	741,828,294
Sales	(988,575)	(44,635)	(280,122,399)	(7,963,162)	(289,118,771)
Transfers out of Level 3	(36,714,970)	–	(239,122,730)	(365,925,165)	(641,762,865)
Balance as of September 30, 2013	$553,315	$245,569	$1,324,705,657	$344,673,148	$1,670,177,689

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. The transfers into and out of Level 3 in the above reconciliation table are due to the change in the Investment Funds’ lock-up periods. There were no transfers between Level 1 and Level 2 at September 30, 2013.

Net change in unrealized appreciation (depreciation) on Level 3 assets still held as of September 30, 2013 is $(4,257,207).

Net unrealized gains/(losses) in the table above are reflected in the accompanying Statement of Operations.

The significant unobservable input used in the fair value measurement for Level 3 investments was the NAV provided by the Investment Funds.

The Company has unfunded capital commitments of $100,020,000 as of September 30, 2013.

4.	Management Fee, Administrative Fee, Related Party Transactions and Other

The Adviser provides certain management and administrative services to the Company. The Adviser acts primarily to evaluate and select Investment Managers, to allocate assets, to establish and apply risk management procedures, and to monitor overall investment performance. In addition, the Adviser also provides office space and other support services. In consideration for such services, the Company pays the Adviser a monthly management fee of 0.125% (1.5% annually) based on end of month Shareholders’ capital.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

Hastings Capital Group, LLC, an affiliate of the Adviser, has been appointed to serve as the Company’s principal underwriter (the “Principal Underwriter”) with authority to sell Shares directly and to appoint placement agents to assist the Principal Underwriter in selling Shares. Total amounts expensed related to underwriting fees by the Company for the period ended September 30, 2013 were $48,000 and are included in miscellaneous expenses on the Statement of Operations. Placement agents may be retained by the Company to assist in the placement of the Company’s Shares. A placement agent will generally be entitled to receive a fee from each investor in the Company whose Shares the agent places. The specific amount of the placement fee paid with respect to a Shareholder is generally dependent on the size of the investment in the Company.

The Company has entered into agreements with third parties to act as additional placement agents for the Company’s Shares. Placement fees ranging from 0% to 3% of a Shareholder’s subscription amount may be paid to the placement agents by the Shareholder. Placement fees do not constitute a capital contribution by the Shareholder to the Company and will not be part of the assets of the Company. In addition to the placement fee paid by Shareholders, the Adviser and/or its affiliates will pay placement agents an annual fee. The annual fee is paid from the Adviser’s own resources (or those of its affiliates).

The Adviser and BNY Mellon Investment Servicing (US) Inc. have separate agreements with the Company and act as co-administrators to the Company. The Adviser, as co-administrator, receives no fees for providing administrative services to the Company. BNY Mellon Investment Servicing (US) Inc. provides certain accounting, recordkeeping, tax and investor related services and charges fees for their services based on a rate applied to the average Shareholders’ capital and are charged directly to the Company.

Certain Directors of the Company are also directors and/or officers of other investment companies that are advised by the Adviser, including SkyBridge G II Fund, LLC.

Each Director who is not an “interested person” of the Company, as defined by the 1940 Act, receives, for his service as Director of the Company and SkyBridge G II Fund, LLC, an annual retainer of $40,000, a fee per telephonic meeting of the Board of Directors of $500 and a fee per in person meeting of the Board of Directors of $1,000 plus reasonable out of pocket expenses. The Chair of the Audit Committee will receive a $3,000 per year supplemental retainer. Directors will be reimbursed by the Company for their travel expenses related to Board meetings. A portion of such fees and costs will be allocated to each fund according to its relative net assets and a portion will be split equally between each fund.

Total amounts expensed related to Directors by the Company for the period ended September 30, 2013 were $36,625.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

The Bank of New York Mellon serves as custodian of the Company’s assets and provides custodial services for the Company. Fees payable to the custodian and reimbursement for certain expenses are paid by the Company. Total amounts expensed related to custodian fees by the Company for the period ended September 30, 2013 were $335,053.

5.	Securities Transactions

The following table lists the aggregate purchases and proceeds from sales of Investment Funds for the period ended September 30, 2013, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation as of September 30, 2013.

Cost of purchases *	$1,163,092,097
Proceeds from sales *	$615,868,844

Gross unrealized appreciation	$966,007,069
Gross unrealized depreciation	(17,502,035)

Net unrealized appreciation	$948,505,034

*Cost of purchases and proceeds from sales include non-cash transfers of $97,086,731 for the period ended September 30, 2013.

6.	Loan Payable

On June 26, 2012, the Company entered into a $100,000,000 uncommitted line of credit (the “Advised Line of Credit”) with an unaffiliated bank, expiring on June 25, 2013, which was extended through June 27, 2014. The Advised Line of Credit is used to finance investor redemptions and new investments pending redemptions of existing investments and receipt of subscriptions. The Company is limited to $100,000,000 (the “Maximum Available Amount”) of the Advised Line of Credit, subject to the terms of the Advised Line of Credit agreement. The Company pays interest on the unpaid principal balance at a rate per annum for each day equal to the sum of (a) two percent (2%) per annum, plus (b) the higher of (i) the federal funds effective rate in respect of such day, and (ii) the federal funds target rate in respect of such day, but in any case not in excess of the maximum rate permitted by law. In addition, the Company will pay to the lender an administration fee in an amount calculated at the rate of 0.10% per annum of the Maximum Available Amount.

For the period ended September 30, 2013, the Company’s average interest rate paid on borrowings was 0.01% per annum and the average borrowings outstanding was $44,878,049 during the periods with a loan outstanding. The Fund did not have any borrowings outstanding at September 30, 2013. Interest expense for the period ended September 30, 2013 was $115,000 of which none was payable at September 30, 2013.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

7.	Contributions, Redemptions, and Allocation of Income

The Company is authorized to issue an unlimited number of Shares, all at $0.00001 par value per Share. Such par value is included in paid-in capital in the Statement of Assets and Liabilities. Generally, initial and additional subscriptions for Shares may be accepted as of the first day of each month. The Adviser has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for Shares in the Company. The Board of Directors from time to time and in its complete and exclusive discretion, may determine to cause the Company to repurchase Shares from Shareholders pursuant to written tenders by Shareholders on such terms and conditions as it may determine. The Adviser expects that it typically will recommend to the Board of Directors that the Company offer to repurchase Shares from Shareholders quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day).

Transactions in Shares were as follows for the period ended September 30, 2013 and the year ended March 31, 2013:

	September 30, 2013	March 31, 2013
Shares outstanding, beginning of period	2,965,252.746	2,052,254.823
Shares purchased	695,884.877	779,310.634
Shares issued for reinvestment of distributions	–	280,170.198
Shares redeemed	(71,607.706)	(146,482.909)

Shares outstanding, end of period	3,589,529.917	2,965,252.746

8.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps. The Company’s risk of loss in these Investment Funds is limited to the value of its investment in the respective Investment Funds.

9.	Income Taxes

As of September 30, 2013, the cost and composition of unrealized appreciation and depreciation on investments for federal income tax purposes is as follows:

Federal tax cost	$3,963,201,177

Gross unrealized appreciation	$266,240,900
Gross unrealized depreciation	(17,278,285)

Net unrealized appreciation	$248,962,615

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Financial Statements (continued)

September 30, 2013 (Unaudited)

The tax basis of distributable earnings as of March 31, 2013, the Company’s last fiscal year end, shown below represent future distribution requirements the Company must satisfy under the income tax regulations and losses the Company may be able to offset against income and gains realized in future years.

Undistributed ordinary income	$58,485,249
Capital loss carryforward*	(110,005,598)

*This capital loss carryforward is available to offset future realized capital gains. If not utilized by March 31, 2018, $36,398,784 of this capital loss carryforward is subject to expiration. The remainder is not subject to expiration.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Company through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

FUND MANAGEMENT

(Information Unaudited)

The Company’s officers are appointed by the Directors and oversee the management of the day-to-day operations of the Company under the supervision of the Board of Directors. One of the Directors and all of the officers of the Company are directors, officers or employees of the Adviser or its subsidiaries. The other Directors are not affiliated with the Adviser or its subsidiaries and are not “interested persons” as defined under Section 2(a)(19) of the 1940 Act (the “Independent Directors”). A list of the Directors and officers of the Company and a brief statement of their present positions, principal occupations and directorships during the past five years are set out below. To the fullest extent allowed by applicable law, including the 1940 Act, the LLC Agreement indemnifies the Directors and officers for all costs, liabilities and expenses that they may experience as a result of their service as such.

Certain of the Directors and officers of the Company are also directors and/or officers of other investment companies that are advised by the Adviser, including SkyBridge G II Fund, LLC. (The Company and such other investment companies, if also registered under the 1940 Act, are referred to collectively in this section of the Prospectus as the “Fund Complex”.) The address for each Director and officer in his or her capacity as such is 527 Madison Avenue, 16th Floor, New York, New York 10022.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

INDEPENDENT DIRECTORS

(Information Unaudited)

NAME AND AGE	POSITION(S) HELD WITH THE COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR

Charles Hurty (born 1943)	Director	November 2002 to present	Business Consultant since October 2001; prior thereto, Partner with accounting firm of KPMG LLP.	Two**	SkyBridge G II Fund, LLC; GMAM Absolute Return Strategy Fund 1; iShares Trust and iShares, Inc. (280 portfolios)

Steven Krull (born 1957)	Director	November 2002 to present	Professor of Finance at Hofstra University; Business Consultant.	Two**	SkyBridge G II Fund, LLC; Cantor Opportunistic Alternatives Fund

Joshua Weinreich (born 1960)	Director	December 2006 to present (served as an advisory Director from January 2006 to November 2006)***	Retired since 2004. Between 1985 and 2004 held various executive positions at Bankers Trust/ Deutsche Bank.	Two**	SkyBridge G II Fund, LLC; AllianceBernstein Corporation; Houseparty Inc.

*	Term of office of each Director is indefinite.

**	Includes the Company and Skybridge G II Fund, LLC.

***	As an advisory Director, Mr. Weinreich participated in Board meetings in the same manner as a full Director, except that he was ineligible to cast a vote on any manner, as his appointment to the Board as an Independent Director had not yet been ratified by Shareholders.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

INTERESTED DIRECTOR

(Information Unaudited)

NAME AND AGE	POSITION(S) HELD WITH THE COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR

Raymond Nolte (born 1961)	President and Director (Chair)	September 2005 to present	Chief Investment Officer, SkyBridge (2010-present); CEO, Citigroup Alternative Investments Fund of Hedge Funds Group (2005-2010); President, Director and Portfolio Manager of SkyBridge Multi-Adviser Hedge Fund Portfolios LLC since 2005.	Two**	SkyBridge G II Fund, LLC

*	Term of office of each Director is indefinite.

**	Includes the Company and SkyBridge G II Fund, LLC.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

OFFICERS

(Information Unaudited)

NAME AND AGE	POSITION(S) HELD WITH THE COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Raymond Nolte (born 1961)	President and Director	September 2005 to present	See table for “Interested Directors” above.

Christopher Hutt (born 1970)	Vice President	June 2009 to present	Vice President, SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (2009-present); Vice President, SkyBridge GII Fund, LLC (July 2011-present); Managing Director, SkyBridge Capital (January 2011-present); Director, SkyBridge Capital (2010); Director, Citigroup Alternative Investments LLC (January 2008 - 2010)

A. Marie Noble (born 1972)	Chief Compliance Officer	December 2010 to present	Chief Compliance Officer, SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (2010 to present); Chief Compliance Officer, SkyBridge GII Fund, LLC (July 2011-present); General Counsel and Chief Compliance Officer, SkyBridge Capital (2010-present); Associate General Counsel, Citigroup Alternative Investments LLC (2006-2010)

Robert J. Phillips (born 1962)	Treasurer and Principal Financial Officer	July 2010 to present	Treasurer and Principal Financial Officer, SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (2010-present); Treasurer and Principal Financial Officer SkyBridge GII Fund, LLC (July 2011-present); Partner and Chief Financial Officer, SkyBridge Capital (2007-present)

Brahm Pillai (born 1979)	Secretary	June 2009 to present	Secretary, SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (2009-present); Secretary, SkyBridge GII Fund, LLC (July 2011-present); Vice President, SkyBridge Capital (2010-present); Vice President, Citigroup Alternative Investments LLC (2008-2010)

*	Term of office of each officer is indefinite.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

ADDITIONAL INFORMATION

(Information Unaudited)

PROXY VOTING

A description of the Company’s Proxy Voting Policies and Procedures and the Company’s portfolio securities voting record for the period July 1, 2011 through June 30, 2012 is available on the Securities and Exchange Commission’s (“SEC”) web site at www.sec.gov. These are found on the site under “Filings - Search for Company Filings” and then “Company or fund name”.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM N-Q”)

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Form N-Q is available on the SEC’s web site at www.sec.gov (by conducting a “Search for Company Filings”) and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC website without charge may be obtained by calling (800) SEC-0330.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

INVESTMENT ADVISORY AGREEMENT

(UNAUDITED)

The Investment Advisory Agreement provides that the Adviser is responsible, subject to the supervision of the Board of Directors, for formulating a continuing investment program for the Company. The Adviser makes all decisions as to the Company’s purchases and withdrawals of interests in Investment Funds. The Investment Advisory Agreement is terminable without penalty upon 60 days’ prior written notice by the Board of Directors to the Adviser and to the Shareholders, by vote of a majority, as defined by the 1940 Act, of the outstanding voting securities of the Company, or by the Adviser upon 60 days’ prior written notice. Approved by shareholders on July 30, 2010, for an initial two-year term, thereafter, the Investment Advisory Agreement continues in effect from year to year if the continuance is approved annually by the Board of Directors (including a majority of the Independent Directors). The Investment Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as defined by the 1940 Act and the rules under that Act.

The Investment Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations to the Company, the Adviser and any partner, director, officer or employee of the Adviser, or any of their affiliates, executors, heirs, assigns, successors or other legal representatives, will not be liable to the Company for any error of judgment, for any mistake of law or for any act or omission by the person in connection with the performance of services to the Company. The Investment Advisory Agreement also provides for indemnification, to the fullest extent permitted by law, by the Company, the Adviser or any partner, director, officer or employee of the Adviser, and any of their affiliates, executors, heirs, assigns, successors or other legal representatives, against any liability or expense to which the person may be liable that arises in connection with the performance of services to the Company, so long as the liability or expense is not incurred by reason of the person’s willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

The Investment Advisory Agreement was approved by the Board of Directors most recently on June 21, 2013. As of the date of this Semi-Annual Report, the Board of Directors anticipates next considering the Investment Advisory Agreement on or before July 30, 2014. In approving the Investment Advisory Agreement in June 2013, the Board of Directors considered the Company’s existing relationship with the Adviser and its affiliates, as well as the ongoing commitment of the Adviser to the Company. The Directors also considered the Company’s investment performance to date and the resources and experience of the Adviser, its affiliates and the individuals dedicated to the Company’s investment program. In this regard, the Directors reviewed materials relevant to the investment performance of the Company and the Adviser, as well as various materials describing the Adviser and its personnel. They evaluated these factors in light of the nature, extent and quality of the services provided by the Adviser, the total compensation received, directly or indirectly (through soft dollar arrangements or other service benefits, to the extent applicable), by the Adviser from the Company and the total cost to the Company of using the Adviser’s services, taking into account both expenses borne by the Adviser and those that may be passed to the Company by the Adviser. In addition, they compared competitive prices for comparable services, reviewing fee information for a variety of investment funds similar in structure to the Company. Among other things, the Directors determined the Adviser’s fee is competitive to those charged by investment advisers to similar funds (when, if applicable, the fees charged to those

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

other funds were adjusted to reflect the effects of the incentive compensation to which certain of those funds were subject) and the Company’s expense ratio was reasonable given Company net assets. The Directors noted that performance had been strong, providing stable absolute returns and that estimated profitability appeared reasonable. As to economies of scale, the Adviser and the Board previously considered breakpoints with respect to the advisory fee and will consider breakpoints in the future should economies of scale for the Adviser be achieved on a meaningful level. To date, economies of scale from increases in assets under management have been shared with shareholders through investment in personnel and services by the Adviser in support of the Company and through reductions in the Company’s total operating expense ratios relative to those that prevailed when the Company’s net assets were lower. The Directors also determined the Adviser’s resources and experience are satisfactory overall, and that sufficient resources and personnel are assigned to the Adviser’s management of the Company. Accordingly, they concluded continuing the Investment Advisory Agreement served the interests of the Company and the Shareholders.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

By (Signature and Title)*	/s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date	12/4/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date	12/4/2013

By (Signature and Title)*	/s/ Robert Phillips
Robert Phillips, Treasurer and Principal Financial Officer
(principal financial officer)

Date	12/4/2013

* Print the name and title of each signing officer under his or her signature.